Equity, Capital and Other Interests (Tables)	12 Months Ended
Dec. 31, 2012
Common shares and units rollforward

	2012	2011	2010
Common Shares
Common Shares outstanding at January 1,	297,508,185	290,197,242	279,959,048
Common Shares Issued:
Conversion of Series E Preferred Shares	—	—	328,363
Conversion of Series H Preferred Shares	—	—	32,516
Conversion of OP Units	675,817	341,594	884,472
Issuance of Common Shares	25,023,919	3,866,666	6,151,198
Exercise of share options	1,608,427	2,945,948	2,506,645
Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted share grants, net	128,252	145,616	235,767
Common Shares Other:
Conversion of restricted shares to LTIP Units	—	(101,988)	—
Repurchased and retired	—	—	(58,130)
Common Shares outstanding at December 31,	325,054,654	297,508,185	290,197,242
Units
Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of restricted shares to LTIP Units	—	101,988	—
Conversion of OP Units to Common Shares	(675,817)	(341,594)	(884,472)
Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Total Common Shares and Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Share (2)	December 31, 2012	December 31, 2011
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 0 and 600,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)
Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(3)	The Series N Preferred Shares had a corresponding depositary share that consisted of ten times the number of shares and one-tenth the liquidation value and dividend per share.

(4)
On August 20, 2012, the Company redeemed its Series N Cumulative Redeemable Preferred Shares for cash consideration of $150.0 million plus accrued dividends through the redemption date. As a result of this redemption, the Company recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preferred Shares.

Limited Partner [Member]
Common shares and units rollforward

	2012	2011	2010
General and Limited Partner Units
General and Limited Partner Units outstanding at January 1,	311,000,728	303,809,279	294,157,017
Issued to General Partner:
Conversion of Series E Preference Units	—	—	328,363
Conversion of Series H Preference Units	—	—	32,516
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
EQR's restricted share grants, net	128,252	145,616	235,767
Issued to Limited Partners:
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
OP Units Other:
Repurchased and retired	—	—	(58,130)
General and Limited Partner Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Limited Partner Units
Limited Partner Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
Limited Partner LTIP Units, net	70,235	120,112	92,892
Limited Partner OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of EQR restricted shares to LTIP Units	—	101,988	—
Conversion of Limited Partner OP Units to EQR Common Shares	(675,817)	(341,594)	(884,472)
Limited Partner Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Limited Partner Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Limited Partner OP Units Issued:
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Unit (2)	December 31, 2012	December 31, 2011
Preference Units:
8.29% Series K Cumulative Redeemable Preference Units; liquidation value $50 per unit; 1,000,000 units issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preference Units; liquidation value $250 per unit; 0 and 600,000 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preference units (Series K and N) may be redeemed for cash at the option of the Operating Partnership, in whole or in part, at a redemption price equal to the liquidation price per unit, plus accrued and unpaid distributions, if any, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares.

(2)
Dividends on all series of Preference Units are payable quarterly at various pay dates. The dividend listed for Series N is a Preference Unit rate and the equivalent depositary unit annual dividend is $1.62 per unit.

(3)	The Series N Preference Units had a corresponding depositary unit that consisted of ten times the number of units and one-tenth the liquidation value and dividend per unit.

(4)
On August 20, 2012, the Operating Partnership redeemed its Series N Cumulative Redeemable Preference Units for cash consideration of $150.0 million plus accrued dividends through the redemption date, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares. As a result of this redemption, the Operating Partnership recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preference Units.